Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Net	Estimated useful lives are as follows:
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Disaggregation of Our Revenue	The following table identifies the disaggregation of our revenue for the years ended December 31, 2023, 2022 and 2021, respectively:
	For the Years Ended December 31,
	2023	2022	2021
Category of Revenue:
Advertising revenue	$149,046	$152,086	$132,918
Customized content production revenue	-	-	5,326
Copyrights revenue	3,035	4,217	7,478
CHEERS e-Mall marketplace service revenue	232	306	6,807
Other revenue	14	470	483
Total	$152,327	$157,079	$153,012

Timing of Revenue Recognition:
Services transferred over time	$152,081	$156,303	$145,722
Services transferred at a point in time	232	306	6,807
Goods transferred at a point in time	14	470	483
Total	$152,327	$157,079	$153,012